Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
August 31, 2025
SO-NPRT3-1025
1.805748.121
Common Stocks - 100.0%
	Shares	Value ($)
CANADA - 4.1%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear Inc (a)	331,700	18,109,634
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Imperial Oil Ltd	331,100	30,044,550
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc	99,400	9,417,794
Materials - 0.8%
Chemicals - 0.8%
Methanex Corp (United States)	381,900	13,561,269
TOTAL CANADA		71,133,247
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
Prudential PLC	648,100	8,644,223
PORTUGAL - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Galp Energia SGPS SA	857,500	16,652,942
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
Popular Inc	145,700	18,305,748
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (b)(c)	220,600	7,843,048
UNITED STATES - 92.0%
Communication Services - 1.9%
Interactive Media & Services - 0.8%
ZoomInfo Technologies Inc (d)	1,313,000	14,311,700
Media - 1.1%
Nexstar Media Group Inc	90,800	18,571,324
TOTAL COMMUNICATION SERVICES		32,883,024

Consumer Discretionary - 10.8%
Automobile Components - 1.1%
Patrick Industries Inc (a)	164,811	18,434,110
Hotels, Restaurants & Leisure - 0.9%
Hilton Grand Vacations Inc (d)	327,800	15,577,056
Household Durables - 1.9%
Somnigroup International Inc	166,600	13,986,070
TopBuild Corp (d)	44,400	18,681,744
		32,667,814
Leisure Products - 1.8%
BRP Inc Subordinate Voting Shares (a)	246,900	15,538,331
Hasbro Inc	197,500	16,031,075
		31,569,406
Specialty Retail - 4.4%
Bath & Body Works Inc	531,700	15,530,957
Lithia Motors Inc Class A	48,500	16,328,980
Penske Automotive Group Inc (a)	66,900	12,337,029
Signet Jewelers Ltd (a)	151,100	13,304,355
Upbound Group Inc	711,800	18,086,838
		75,588,159
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp	161,300	13,600,816
TOTAL CONSUMER DISCRETIONARY		187,437,361

Consumer Staples - 5.3%
Beverages - 2.3%
Constellation Brands Inc Class A	88,400	14,315,496
Keurig Dr Pepper Inc	374,200	10,885,478
Primo Brands Corp Class A	587,300	14,747,103
		39,948,077
Consumer Staples Distribution & Retail - 0.7%
Dollar Tree Inc (d)	104,200	11,375,514
Food Products - 2.3%
Bunge Global SA	196,000	16,507,120
Darling Ingredients Inc (d)	455,122	15,455,943
Ingredion Inc	61,000	7,901,940
		39,865,003
TOTAL CONSUMER STAPLES		91,188,594

Energy - 5.6%
Energy Equipment & Services - 2.5%
Expro Group Holdings NV (a)(d)	1,795,200	22,386,144
Weatherford International PLC	342,600	21,825,333
		44,211,477
Oil, Gas & Consumable Fuels - 3.1%
Core Natural Resources Inc	218,107	16,196,626
Phillips 66	168,100	22,454,798
Targa Resources Corp	89,600	15,031,296
		53,682,720
TOTAL ENERGY		97,894,197

Financials - 15.8%
Banks - 2.5%
East West Bancorp Inc	186,373	19,595,257
First Citizens BancShares Inc/NC Class A	11,700	23,211,747
		42,807,004
Capital Markets - 2.5%
Ameriprise Financial Inc	33,600	17,297,616
LPL Financial Holdings Inc	24,500	8,929,760
Raymond James Financial Inc	103,500	17,537,040
		43,764,416
Consumer Finance - 2.0%
OneMain Holdings Inc	328,400	20,314,824
SLM Corp	480,684	15,035,796
		35,350,620
Financial Services - 4.9%
Apollo Global Management Inc	112,200	15,285,006
Global Payments Inc	212,500	18,874,250
NCR Atleos Corp (d)	488,600	19,358,332
PennyMac Financial Services Inc	115,000	12,661,500
WEX Inc (d)	112,100	19,208,335
		85,387,423
Insurance - 3.9%
Assurant Inc	80,800	17,421,288
First American Financial Corp	215,901	14,249,466
Reinsurance Group of America Inc	100,033	19,485,428
Travelers Companies Inc/The	60,000	16,290,600
		67,446,782
TOTAL FINANCIALS		274,756,245

Health Care - 8.6%
Health Care Equipment & Supplies - 2.2%
Lantheus Holdings Inc (a)(d)	204,300	11,216,070
QuidelOrtho Corp (d)	635,400	18,229,626
Solventum Corp (d)	119,300	8,719,637
		38,165,333
Health Care Providers & Services - 4.6%
Acadia Healthcare Co Inc (d)	816,900	18,756,024
AdaptHealth Corp (d)	1,369,800	12,999,402
CVS Health Corp	338,500	24,761,275
Molina Healthcare Inc (d)	127,100	22,983,493
		79,500,194
Life Sciences Tools & Services - 1.8%
ICON PLC (d)	75,300	13,398,882
IQVIA Holdings Inc (d)	94,800	18,088,788
		31,487,670
TOTAL HEALTH CARE		149,153,197

Industrials - 20.1%
Air Freight & Logistics - 1.8%
FedEx Corp	54,200	12,523,994
GXO Logistics Inc (d)	341,000	17,953,650
		30,477,644
Building Products - 1.0%
Builders FirstSource Inc (d)	123,600	17,140,848
Commercial Services & Supplies - 2.7%
Brink's Co/The	143,300	16,055,332
Driven Brands Holdings Inc (a)(d)	717,100	13,208,982
HNI Corp	121,451	5,458,008
MillerKnoll Inc	353,508	7,462,554
Vestis Corp	1,166,900	5,461,092
		47,645,968
Construction & Engineering - 1.6%
Centuri Holdings Inc (d)	374,300	7,950,132
Fluor Corp (d)	207,100	8,495,242
WillScot Holdings Corp	450,100	10,910,424
		27,355,798
Electrical Equipment - 1.0%
Regal Rexnord Corp	115,500	17,247,615
Ground Transportation - 2.9%
Ryder System Inc	83,000	15,564,160
Saia Inc (d)	28,100	8,330,526
U-Haul Holding Co Class N	268,400	14,021,216
XPO Inc (d)	96,700	12,541,990
		50,457,892
Machinery - 5.2%
Allison Transmission Holdings Inc	178,000	15,541,180
CNH Industrial NV Class A	1,198,700	13,725,115
Gates Industrial Corp PLC (d)	723,100	18,482,436
Oshkosh Corp	139,200	19,400,304
Terex Corp	282,900	14,128,026
Timken Co/The	112,600	8,696,098
		89,973,159
Professional Services - 2.0%
Amentum Holdings Inc	253,874	6,334,156
First Advantage Corp (a)(d)	955,100	15,625,436
KBR Inc	256,800	12,958,128
		34,917,720
Trading Companies & Distributors - 1.9%
Herc Holdings Inc (a)	122,300	15,995,617
Wesco International Inc	78,000	17,147,520
		33,143,137
TOTAL INDUSTRIALS		348,359,781

Information Technology - 7.1%
Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics Inc (d)	141,800	17,913,594
Avnet Inc	296,800	16,196,376
		34,109,970
Semiconductors & Semiconductor Equipment - 2.4%
First Solar Inc (d)	122,300	23,871,737
ON Semiconductor Corp (d)	368,100	18,254,079
		42,125,816
Software - 0.8%
NCR Voyix Corp (a)(d)	1,067,400	14,068,332
Technology Hardware, Storage & Peripherals - 1.9%
Sandisk Corp/DE	203,233	10,663,636
Western Digital Corp	280,700	22,551,438
		33,215,074
TOTAL INFORMATION TECHNOLOGY		123,519,192

Materials - 4.5%
Chemicals - 0.5%
Mosaic Co/The	261,900	8,747,460
Construction Materials - 0.5%
James Hardie Industries PLC (d)	438,100	8,818,953
Containers & Packaging - 2.1%
O-I Glass Inc (d)	867,300	11,266,227
Smurfit WestRock PLC	522,400	24,740,864
		36,007,091
Metals & Mining - 1.4%
Constellium SE (d)	1,084,030	15,707,595
Reliance Inc	29,500	8,721,970
		24,429,565
TOTAL MATERIALS		78,003,069

Real Estate - 6.7%
Health Care REITs - 2.2%
Ventas Inc	309,000	21,036,720
Welltower Inc	99,900	16,811,172
		37,847,892
Industrial REITs - 2.5%
Americold Realty Trust Inc	433,871	6,265,097
Prologis Inc	147,537	16,786,760
Rexford Industrial Realty Inc	489,400	20,266,054
		43,317,911
Real Estate Management & Development - 1.0%
Jones Lang LaSalle Inc (d)	59,400	18,150,858
Residential REITs - 1.0%
Sun Communities Inc	139,500	17,698,365
TOTAL REAL ESTATE		117,015,026

Utilities - 5.6%
Electric Utilities - 3.1%
Constellation Energy Corp	49,900	15,368,202
Eversource Energy	247,800	15,876,546
PG&E Corp	1,397,600	21,355,328
		52,600,076
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	1,454,000	19,687,160
Multi-Utilities - 1.4%
Sempra	304,700	25,156,032
TOTAL UTILITIES		97,443,268

TOTAL UNITED STATES		1,597,652,954
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (d)	912,400	15,991,166
TOTAL COMMON STOCKS (Cost $1,459,406,184)		1,736,223,328

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $82,427,084)	4.36	82,418,842	82,427,084

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $1,541,833,268)	1,818,650,412
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(82,354,499)
NET ASSETS - 100.0%	1,736,295,913

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,843,048 or 0.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,843,048 or 0.5% of net assets.

(d)	Non-income producing.
(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $1,297,779.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,674,929	331,921,532	336,596,461	363,934	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	44,437,581	636,584,794	598,595,291	285,769	-	-	82,427,084	82,418,842	0.3%
Total	49,112,510	968,506,326	935,191,752	649,703	-	-	82,427,084

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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